OTHER ASSETS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Direct operating expense from investment property generating rental income	£ 25	£ 32
Capital expenditure contracted for but not recognised	78	38
Property, plant and equipment	11,577	11,754
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,196	3,960
Operating lease assets | Electric vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	£ 728
Percentage increase (decrease) in operating lease assets	128.00%
Operating lease assets | Internal combustion engine vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	£ 2,531
Percentage increase (decrease) in operating lease assets	(15.00%)
Operating lease assets | Hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	£ 928
Percentage increase (decrease) in operating lease assets	41.00%
Operating lease assets | Other
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	£ 9
Operating income (loss)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Rental income from investment properties	£ 186	£ 191	£ 191